Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent [Member] - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Condensed Balance Sheets [Line Items]
Cash and cash equivalents	¥ 2,494,328	¥ 5,011,068
investment securities
Investments in subsidiaries	3,403,654,519	3,865,503,139
Other assets	174,931,486	203,820,467
Total assets	3,581,080,333	4,074,334,674
Accrued employee benefits	437,958	437,958
Other operating liabilities		16,338,215
Total liabilities	437,958	16,776,173
Ordinary shares, value		916,743
Treasury stock	(124,680,070)	(122,897,896)
Additional paid-in capital	728,824,908	727,042,734
Retained earnings	2,989,141,436	3,461,317,652
Accumulated other comprehensive losses	(13,560,642)	(8,820,732)
Total shareholders’ equity	3,580,642,375	4,057,558,501
Total liabilities and shareholders’ equity	3,581,080,333	4,074,334,674
Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, value	916,743
Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, value